Summary of Significant Accounting Policies Research and development (Policies)	12 Months Ended
Dec. 29, 2012
Research and Development [Abstract]
Research and Development Expense, Policy [Policy Text Block]
Research and Development: Research and development costs are expensed as incurred. Research and development costs include product development costs, pre-approval regulatory costs and clinical research expenses.